Information about Consolidated VIEs (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 966,402	¥ 813,240
Total Liabilities	[1]	497,701	428,947
Assets which are pledged as collateral	[2]	727,631	605,307
Commitments	[3]	204,534	29,756
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	1,036	4,800
Total Liabilities	[1]	123	986
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	[1]	223,069	288,392
Total Liabilities	[1]	65,017	96,591
Assets which are pledged as collateral	[2]	135,723	201,427
Commitments	[3]	7,000	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	4,366	6,925
Total Liabilities	[1]	34	309
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	21,027	23,449
Total Liabilities	[1]	8,064	9,405
Assets which are pledged as collateral	[2]	12,928	13,767
Commitments	[3]	23,974	0
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	393,502	303,154
Total Liabilities	[1]	250,402	188,463
Assets which are pledged as collateral	[2]	325,236	239,072
Commitments	[3]	0	0
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	36,452	64,026
Total Liabilities	[1]	43,280	67,251
Assets which are pledged as collateral	[2]	36,452	64,026
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	84,242	20,824
Total Liabilities	[1]	31,236	2,723
Assets which are pledged as collateral	[2]	30,227	4,725
Commitments	[3]	173,560	29,756
Other
Variable Interest Entity [Line Items]
Total assets	[1]	202,708	101,670
Total Liabilities	[1]	99,545	63,219
Assets which are pledged as collateral	[2]	187,065	82,290
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.